Income-
                                                                          Growth
                                                                           Trust

                                    [GRAPHIC]

         From Our Family to Yours: The Intelligent Creation of Wealth.

                               Semiannual Report
                     (Unaudited) and Investment Performance
                     Review for the Six-Month Period Ended
                                 March 31, 2001

                                     [LOGO]
                                    Heritage
                                 -------------
                                 Income-Growth
                                   Trust(TM)
                                 -------------

                                                                  April 25, 2001

Dear Valued Shareholders:

I am pleased to provide you with the semiannual report for the Heritage Income-Growth Trust (the "Fund") for the six-month period ended March 31, 2001.

During this six-month period, your Fund declined by -5.68%*, -5.99%* and -5.99%* on its Class A, B, and C shares, respectively, outperforming the Standard & Poor's 500 Composite Stock Price Index, which declined by -18.74% during the same period.

The market's decline was concentrated primarily in the growth sectors of the market, technology and telecommunications stocks were especially hard-hit. However, in the latter three months of the period, the decline spread to include the broader market, leaving few areas unscathed. The Fund benefited during the period from its underweight exposure to the technology sector and was further helped by the fact that the technology stocks in the portfolio outperformed relative to the overall sector. The Fund's holdings in capital goods, communications, consumer staples, and utilities also did well during the period.

In the letter that follows, Lou Kirschbaum and David Blount, co-portfolio managers for the Heritage Income-Growth Trust, comment in further detail on the performance of your Fund. I hope you find their remarks helpful in understanding how your Fund's investment portfolio is managed.

On behalf of Heritage, I thank you for your continuing trust and confidence. Please contact your Financial Advisor, or Heritage at (800) 421-4184, if you have any questions.

                                            Sincerely,


                                            /s/ Richard K. Riess
                                            Richard K. Riess
                                            President

----------------
* These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

                                                                  April 20, 2001

Dear Fellow Shareholders:

We present to you a review of the Heritage Income-Growth Trust (the "Fund") for the six-month period ended March 31, 2001. The U.S. economy (and most of the rest of the world) has decelerated sharply as the Third Millennium gets under way. Earnings expectations, which were too high, have come down. We think this ratcheting down of expectations will continue at least through the second quarter of 2001. Inflated energy costs, high debt levels, tight labor markets and stringent bank lending all point toward lower capital outlays and narrowing profit margins for most companies.

The highlight of the current economic picture is declining short-term interest rates. If the Bush Administration gets the tax cuts it seeks, we'll have both fiscal stimulus and monetary action working side-by-side to pull the economy out of the ditch.

From the financial market's standpoint, moderating interest rates generally exert a more powerful influence on stock prices than declining earnings expectations. So with the Fed on the case, the market's downside risk does not appear great. On the other hand, with the frequency and magnitude of earnings misses increasing, the violent movement that has characterized market action in recent months may be with us a while longer.

The Fund behaved quite defensively during the six-months ending March 31, 2001, participating in less than a third of the broader market's decline in the period (approximately -6% vs -19% for the Standard & Poor's 500 Composite Stock Price Index).

The most significant factor behind the Fund's superior relative performance was its underweight in the technology sector. The technology stocks in the portfolio outperformed the broader technology sector, which also helped. Other sectors that contributed to the Fund's performance in the period were capital goods, communications, consumer staples, and utilities. The financial and health care sectors were laggards.

Among individual securities, the four top positive contributors for the period were service companies: Metlife (insurance), Omnicom (advertising), Wendy's (restaurants), and Sysco (food distribution). Securities that lagged were concentrated in the technology and financial sectors, reflecting the cyclical weakness in the former and concerns related to deteriorating credit quality in the latter. Specific names included EMC, Cisco, Intel, and Microsoft among technology stocks and American Express, Mellon, and Citigroup among financials.

It has become clearer in recent months that the economic slowdown that began in the technology sector has broadened into many other areas. Interestingly, consumer spending is holding up surprisingly well, particularly in the housing and automobile markets. Moderate interest rates, and in the case of autos, aggressive price incentives, may explain this apparent anomaly, though it is prudent, we think, to take a cautious approach here. (This is the reason we sold our position in Ford, for example.) Indeed, our biggest near-term concern is that a meaningful retrenchment by consumers (which we deem possible but not yet likely) might seriously crimp economic activity for a lot longer than what we have seen to date.

Managing through this transition - between economic slowdown and reacceleration
- has tilted us slightly further into the defensive camp. This approach shows up clearly in recent portfolio additions. One of the important considerations behind holding TECO, Bristol-Myers, and El Paso Energy is the strong likelihood that earnings prospects will improve, no matter what takes place in the general economy. On the sell side, we have been quicker to trim positions that run up in price, and quicker to eliminate potential stumbles (e.g., Ford, Magna, MCN, and Schering-Plough).

At this juncture, we think the interest rate reductions (along with tax relief if we ever get it) will set the stage for quickening corporate profit growth later this year. We're not sure how much later, but we believe we are getting closer to the time when bad news will foster good news - that is, investors will begin looking beyond the trough and discounting the recovery that lies on the other side.

In the meantime, we will continue trying to identify "bullet-proof" earnings streams to fortify the portfolio against the currently uncertain outlook.


Sincerely,


/s/ Lou Kirschbaum                /s/ David Blount
Lou Kirschbaum                    David Blount
Managing Director                 Senior Vice President
Eagle Asset Management, Inc.      Eagle Asset Management, Inc.
Portfolio Manager,                Portfolio Manager,
Heritage Income-Growth Trust      Heritage Income-Growth Trust

--------------------------------------------------------------------------------
                          Heritage Income-Growth Trust
                             Investment Portfolio
                                 March 31, 2001
                                  (unaudited)
--------------------------------------------------------------------------------

                                                                 Market
       Shares                                                    Value
--------------------                                         -------------
 Common Stocks--89.7% (a)
=========================
   Advertising--2.0%
----------------------
              14,000 Omnicom Group, Inc. .................    $1,160,320
                                                              ----------
   Auto Manufacturers--0.3%
-----------------------------
               3,000 General Motors Corporation ..........       155,550
                                                              ----------
   Banks--4.9%
----------------------
              20,000 J.P. Morgan Chase & Company .........       898,000
              48,000 Mellon Financial Corporation ........     1,944,960
                                                              ----------
                                                               2,842,960
                                                              ----------
   Beverages--4.5%
----------------------
              44,000 Anheuser-Busch Companies, Inc........     2,020,920
              14,000 PepsiCo, Inc. .......................       615,300
                                                              ----------
                                                               2,636,220
                                                              ----------
   Computers--2.7%
----------------------
              12,000 Compaq Computer Corporation..........       218,400
              10,800 Electronic Data Systems
                     Corporation .........................       603,288
               9,000 EMC Corporation (b) .................       264,600
               5,000 International Business Machines
                     Corporation .........................       480,900
                                                              ----------
                                                               1,567,188
                                                              ----------
   Cosmetics/Personal Care--2.4%
----------------------------------
              35,000 Avon Products, Inc. .................     1,399,650
                                                              ----------
   Electric--3.7%
----------------------
              38,000 NiSource Inc. .......................     1,182,560
              32,000 Teco Energy, Inc. ...................       958,720
                                                              ----------
                                                               2,141,280
                                                              ----------
   Financial Services--4.7%
----------------------------
              30,000 American Express Company ............     1,239,000
              34,000 Citigroup Inc. ......................     1,529,320
                                                              ----------
                                                               2,768,320
                                                              ----------
   Food--5.3%
----------------------
              25,000 H.J. Heinz Company ..................     1,005,000
              80,000 Sysco Corporation ...................     2,120,800
                                                              ----------
                                                               3,125,800
                                                              ----------
   Insurance--3.3%
----------------------
              12,000 Marsh & McLennan Companies,
                     Inc. ................................     1,140,360
              26,500 MetLife, Inc. .......................       796,325
                                                              ----------
                                                               1,936,685
                                                              ----------

                                                                 Market
       Shares                                                    Value
--------------------                                         -------------
 Common Stocks (continued)
==========================
   Investment Companies--1.9%
------------------------------
              52,446 Security Capital Preferred
                     Growth (c) ..........................     1,107,667
                                                              ----------
   Machinery--1.1%
----------------------
              18,000 Deere & Company .....................       654,120
                                                              ----------
   Miscellaneous Manufacturer--10.8%
-------------------------------------
              40,000 General Electric Company ............     1,674,400
              39,600 Harsco Corporation ..................       970,596
              32,000 Honeywell International Inc. ........     1,305,600
              12,100 Minnesota Mining &
                     Manufacturing Company ...............     1,257,190
              50,000 Pall Corporation ....................     1,096,000
                                                              ----------
                                                               6,303,786
                                                              ----------
   Multimedia--1.4%
----------------------
              14,000 McGraw-Hill Companies, Inc. .........       835,100
                                                              ----------
   Oil & Gas--6.5%
----------------------
              30,000 BP Amoco PLC, Sponsored
                     ADR .................................     1,488,600
              19,600 Exxon Mobil Corporation .............     1,587,600
              23,000 Santa Fe International
                     Corporation .........................       747,500
                                                              ----------
                                                               3,823,700
                                                              ----------
   Pharmaceuticals--8.1%
-------------------------
              19,000 American Home Products
                     Corporation .........................     1,116,250
              22,000 Bristol-Myers Squibb Company ........     1,306,800
              10,000 Merck & Company, Inc. ...............       759,000
              22,500 Pfizer, Inc. ........................       921,375
              13,000 Pharmacia Corporation ...............       654,810
                                                              ----------
                                                               4,758,235
                                                              ----------
   Pipelines--6.6%
-----------------------
              26,000 El Paso Corporation .................     1,697,800
              50,000 Williams Companies, Inc. ............     2,142,500
                                                              ----------
                                                               3,840,300
                                                              ----------
   REITS--2.8%
-----------------------
              10,000 Equity Office Properties Trust ......       280,000
              10,000 Equity Residential Property
                     Trust ...............................       520,300
              49,000 Nationwide Health Properties,
                     Inc. ................................       817,810
                                                              ----------
                                                               1,618,110
                                                              ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          Heritage Income-Growth Trust
                             Investment Portfolio
                                 March 31, 2001
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------

                                                      Market
 Shares                                               Value
--------                                          -------------
Common Stocks (continued)
=========================
  Retail--3.6%
-------------------------
  64,000 Intimate Brands, Inc. ................    $   940,800
  12,900 Wal-Mart Stores, Inc. ................        651,450
  24,200 Wendy's International, Inc. ..........        540,144
                                                   -----------
                                                     2,132,394
                                                   -----------
  Semiconductors--1.1%
-------------------------
  24,800 Intel Corporation ....................        652,550
                                                   -----------
  Software--1.5%
-------------------------
  13,700 Microsoft Corporation* ...............        749,219
   9,000 Oracle Corporation* ..................        134,820
                                                   -----------
                                                       884,039
                                                   -----------
  Telecommunications--9.4%
-------------------------
  35,300 ALLtel Corporation ...................      1,851,838
  11,000 Motorola, Inc. .......................        156,860
  30,000 SBC Communications, Inc. .............      1,338,900
  42,160 Verizon Communications Inc. ..........      2,078,488
                                                   -----------
                                                     5,426,086
                                                   -----------
  Water--1.1%
-------------------------
  20,000 American Water Works
         Company, Inc. ........................        645,000
                                                   -----------
Total Common Stocks
   (cost $45,676,854).........................      52,415,060
                                                   -----------
Convertible Preferred Stocks--2.3% (a)
======================================
  Electric--2.3%
-------------------------
  21,600 Reliant Energy Inc., 2.0% ............      1,347,300
                                                   -----------
Total Convertible Preferred Stocks
   (cost $1,613,736)..........................       1,347,300
                                                   -----------


         Principal                                    Market
          Amount                                       Value
---------------------------                        -----------
Convertible Bonds--5.2% (a)
===========================
  Broadcasting--1.7%
-------------------------
$1,000,000  AT&T - Liberty Media
            Group, 3.25%, 03/15/31 ..........      $   968,750
                                                   -----------
  Retail--2.8%
-------------------------
   500,000  Barnes & Noble Inc., 5.25%,
            03/15/09 ........................          500,625
 1,250,000  Charming Shoppes Inc., 7.5%,
            07/15/06 ........................        1,137,500
                                                   -----------
                                                     1,638,125
                                                   -----------

         Principal                                    Market
          Amount                                       Value
---------------------------                        -----------
Convertible Bonds (continued)
=============================
  Telecommunications--0.7%
-------------------------
   600,000  Nextel Communications Inc.,
            5.25%, 01/15/10 .................          384,750
                                                   -----------
Total Convertible Bonds (cost $3,220,505)....        2,991,625
                                                   -----------
Total Investment Portfolio excluding
repurchase agreement and excluding
covered call options written
(cost $50,511,095)...........................      $56,753,985
                                                   -----------
Repurchase Agreement -- 3.0%(a)
===============================
Repurchase Agreement with State Street
Bank and Trust Company, dated
March 30, 2001 @ 5.15% to be
repurchased at $1,781,764 on
April 2, 2001, collateralized by
$1,855,000 United States Treasury Bills,
due June 7, 2001, (market value $1,840,546)
(cost $1,781,000)............................        1,781,000
                                                   -----------
Covered Call Options Written -- (0.1)% (a)*
===========================================
     4,500  EMC Corporation
            April 2001 @ $50 ................             (900)
                                                   -----------
Total Covered Call Options Written
   (premium received $20,114), (0.1%) (a).....            (900)
                                                   -----------
Total Investment Portfolio including
  covered call options written
  (cost $52,271,981)(d), 100.1% (a)............     58,534,085
Other Assets and Liabilities, net, (0.1%) (a)..        (61,989)
                                                   -----------
Net Assets, 100.0% ............................    $58,472,096
                                                   ===========

----------------
 *    Non-income producing security.
(a)   Percentages indicated are based on net assets.
(b) A portion of these shares were held by the custodian in connection with covered call options written.
(c) Private placement securities are fair valued according to procedures adopted by the Board of Trustees.
(d) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $6,262,104 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $10,567,063 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $4,304,959.
ADR American Depository Receipt.

          The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                         Heritage Income-Growth Trust
                      Statement of Assets And Liabilities
                                March 31, 2001
                                  (unaudited)
--------------------------------------------------------------------------------

Assets
------
Investments, at market value (identified cost $50,511,095) (Note 1) ......................                   $ 56,753,985
Repurchase agreement (identified cost $1,781,000) (Note 1) ...............................                      1,781,000
Cash .....................................................................................                            112
Receivables:
 Investments sold ........................................................................                        143,159
 Fund shares sold ........................................................................                          1,178
 Dividends and interest ..................................................................                        107,529
Deferred state qualification expenses (Note 1) ...........................................                         13,763
Prepaid insurance (Note 1) ...............................................................                          3,503
                                                                                                             ------------
    Total Assets .........................................................................                     58,804,229
Liabilities
------------
Payables (Note 4):
 Fund shares redeemed ....................................................................    $192,032
Accrued management fee ...................................................................      59,531
Accrued distribution fee .................................................................      24,270
Accrued shareholder servicing fee ........................................................      15,000
Accrued fund accounting fee ..............................................................      12,300
Other accrued expenses ...................................................................      28,100
Covered call options written, at market value (premiums received $20,114) (Notes 1 and 3)          900
                                                                                              --------
    Total Liabilities ....................................................................                        332,133
                                                                                                             ------------
Net assets, at market value ..............................................................                   $ 58,472,096
                                                                                                             ============
Net Assets
----------
Net assets consist of:
 Paid-in capital .........................................................................                   $ 49,561,659
 Undistributed net investment income (Note 1) ............................................                        266,171
 Accumulated net realized gain (Notes 1 and 5) ...........................................                      2,382,162
 Net unrealized appreciation on investments and covered call options written .............                      6,262,104
                                                                                                             ------------
Net assets, at market value ..............................................................                   $ 58,472,096
                                                                                                             ============
Class A Shares
--------------
Net asset value and redemption price per share ($40,371,427 divided by
 2,869,600 shares of beneficial interest outstanding, no par value) (Notes 1 and 2) ......                   $      14.07
                                                                                                             ============
Maximum offering price per share (100/95.25 of $14.07 ) ..................................                   $      14.77
                                                                                                             ============
Class B Shares
--------------
Net asset value, offering price and redemption price per share ($4,599,038 divided by
 331,853 shares of beneficial interest outstanding, no par value) (Notes 1 and 2) ........                   $      13.86
                                                                                                             ============
Class C Shares
--------------
Net asset value, offering price and redemption price per share ($13,501,631 divided by
 974,322 shares of beneficial interest outstanding, no par value) (Notes 1 and 2) ........                   $      13.86
                                                                                                             ============

          The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                         Heritage Income-Growth Trust
                            Statement of Operations
                 For the Six-Month Period Ended March 31, 2001
                                  (unaudited)
--------------------------------------------------------------------------------

Investment Income
-----------------
Income:
 Dividends ....................................................................                  $    607,563
 Interest .....................................................................                       202,217
                                                                                                 ------------
   Total income ...............................................................                       809,780
Expenses (Notes 1 and 4):
 Management fee ...............................................................    $236,396
 Distribution fee (Class A Shares) ............................................      54,721
 Distribution fee (Class B Shares) ............................................      23,005
 Distribution fee (Class C Shares) ............................................      73,304
 Shareholder servicing fee ....................................................      25,138
 Professional fees ............................................................      31,065
 Fund accounting fee ..........................................................      23,184
 State qualification expenses .................................................      21,717
 Reports to shareholders ......................................................      10,925
 Custodian fee ................................................................       9,185
 Trustees' fees and expenses ..................................................       5,566
 Insurance ....................................................................       1,901
 Other ........................................................................         451
                                                                                   --------
   Total expenses .............................................................                       516,558
                                                                                                 ------------
 Fees waived by Manager (Note 4) ..............................................                       (18,815)
                                                                                                 ------------
Net investment income .........................................................                       312,037
                                                                                                 ------------
Realized and Unrealized Gain (Loss) on Investments
--------------------------------------------------
Net realized gain from investment transactions ................................                     2,223,590
Net realized gain from covered call options written (Note 1) ..................                       226,110
Net unrealized depreciation of investments during the period ..................                    (6,403,370)
Net unrealized appreciation of covered call options written during the period .                        19,214
                                                                                                 ------------
   Net loss on investments ....................................................                    (3,934,456)
                                                                                                 ------------
Net decrease in net assets resulting from operations ..........................                  $ (3,622,419)
                                                                                                 ============

--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                       For the Six-Month
                                                                                         Period Ended          For the
                                                                                        March 31, 2001        Year Ended
                                                                                          (unaudited)     September 30, 2000
                                                                                      ================== ===================
Decrease in net assets:
Operations:
 Net investment income ..............................................................    $    312,037       $     810,489
 Net realized gain from investment transactions .....................................       2,223,590           2,939,594
 Net realized gains from covered call options written ...............................         226,110             232,937
 Net unrealized depreciation of investments during the period .......................      (6,384,156)           (534,042)
                                                                                         ------------       -------------
 Net increase (decrease) in net assets resulting from operations ....................      (3,622,419)          3,448,978
Distributions to shareholders from:
 Net investment income Class A Shares, ($0.02 and $0.25 per share, respectively).....         (45,866)           (909,204)
 Net investment income Class B Shares, ($0.13 per share) ............................              --             (55,853)
 Net investment income Class C Shares, ($0.13 per share) ............................              --            (201,425)
 Net realized gains Class A Shares, ($0.47 per share)................................      (1,351,451)                 --
 Net realized gains Class B Shares, ($0.47 per share)................................        (148,755)                 --
 Net realized gains Class C Shares, ($0.47 per share)................................        (461,051)                 --
Decrease in net assets from Fund share transactions (Note 2) ........................      (1,333,737)        (30,672,027)
                                                                                         ------------       -------------
Decrease in net assets ..............................................................      (6,963,279)        (28,389,531)
Net assets, beginning of period .....................................................      65,435,375          93,824,906
                                                                                         ------------       -------------
Net assets, end of period (including undistributed net investment income
 of $266,171 for the six-month period ended March 31, 2001)..........................    $ 58,472,096       $  65,435,375
                                                                                         ============       =============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                         Heritage Income-Growth Trust
                             Financial Highlights
--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                             Class A Shares
                                             ==============================================================================
                                                   For the
                                                  Six-Month
                                                   Period
                                                    Ended                           For the Years Ended
                                                  March 31,                             August 31,
                                                    2001*       ===========================================================
                                                 (unaudited)       2000*       1999*       1998*       1997*        1996
                                             ================== =========== =========== =========== =========== ===========
Net asset value, beginning of period .......    $    15.40       $  14.95    $  14.99    $  16.65    $  14.67    $  12.56
                                                ----------       --------    --------    --------    --------    --------
Income from Investment Operations:
 Net investment income .....................          0.09           0.19        0.34        0.36        0.40        0.36
 Net realized and unrealized gain
  (loss) on investments ....................         (0.93)          0.51        0.57       (0.37)       3.45        2.35
                                                ----------       --------    --------    --------    --------    --------
 Total from Investment Operations ..........         (0.84)          0.70        0.91       (0.01)       3.85        2.71
                                                ----------       --------    --------    --------    --------    --------
Less Distributions:
 Dividends from net investment
  income ...................................         (0.02)         (0.25)      (0.33)      (0.32)      (0.38)      (0.35)
 Distributions from net realized gains               (0.47)            --       (0.62)      (1.33)      (1.49)      (0.25)
                                                ----------       --------    --------    --------    --------    --------
 Total Distributions .......................         (0.49)         (0.25)      (0.95)      (1.65)      (1.87)      (0.60)
                                                ----------       --------    --------    --------    --------    --------
Net asset value, end of period .............    $    14.07       $  15.40    $  14.95    $  14.99    $  16.65    $  14.67
                                                ==========       ========    ========    ========    ========    ========
Total Return (%) (a) .......................         (5.68) (b)      4.74        6.14       (0.34)      29.45       22.26
Ratios and Supplemental Data
Expenses to average daily net assets
 With expenses waived/recovered (%)                   1.35 (c)       1.33        1.27        1.29        1.34        1.51
 Without expenses
  waived/recovered (%) .....................          1.41 (c)         --          --          --          --          --
Net investment income (loss) to
 average daily net assets (%) ..............          1.22 (c)       2.65        2.19        2.24        2.65        2.66
Portfolio turnover rate (%) ................            43 (b)         75          46          66          75          75
Net assets, end of period ($ millions) .....            40             65          60          68          65          43

                                                                    Class B Shares*
                                             =============================================================
                                                   For the
                                                  Six-Month
                                                   Period
                                                    Ended                  For the Years Ended
                                                  March 31,                     August 31,
                                                    2001        ==========================================
                                                 (unaudited)        2000        1999          1998(+)
                                             ================== =========== =========== ==================
Net asset value, beginning of period .......    $    15.21       $  14.76    $  14.82      $    15.62
                                                ----------       --------    --------      ----------
Income from Investment Operations:
 Net investment income .....................          0.03           0.08        0.22            0.19
 Net realized and unrealized gain
  (loss) on investments ....................         (0.91)          0.50        0.56           (0.88)
                                                ----------       --------    --------      ----------
 Total from Investment Operations ..........         (0.88)          0.58        0.78           (0.69)
                                                ----------       --------    --------      ----------
Less Distributions:
 Dividends from net investment
  income ...................................            --          (0.13)      (0.22)          (0.11)
 Distributions from net realized gains               (0.47)            --       (0.62)             --
                                                ----------       --------    --------      ----------
 Total Distributions .......................         (0.47)         (0.13)      (0.84)          (0.11)
                                                ----------       --------    --------      ----------
Net asset value, end of period .............    $    13.86       $  15.21    $  14.76      $    14.82
                                                ==========       ========    ========      ==========
Total Return (%) (a) .......................         (5.99) (b)      3.95        5.32           (4.50) (b)
Ratios and Supplemental Data
Expenses to average daily net assets
 With expenses waived/recovered (%)                   2.10 (c)       2.08        2.02            2.04 (c)
 Without expenses
  waived/recovered (%) .....................          2.16 (c)         --          --              --
Net investment income (loss) to
 average daily net assets (%) ..............          0.44 (c)       0.55        1.44            1.75 (c)
Portfolio turnover rate (%) ................            43 (b)         58          46              66 (b)
Net assets, end of period ($ millions) .....             5              4           7               6

                                                                             Class C Shares
                                             ==============================================================================
                                                   For the
                                                  Six-Month
                                                   Period
                                                    Ended                           For the Years Ended
                                                  March 31,                            September 30,
                                                    2001*       ===========================================================
                                                 (unaudited)       2000*       1999*       1998*       1997*        1996
                                             ================== =========== =========== =========== =========== ===========
Net asset value, beginning of period .......    $    15.21       $  14.76    $  14.82    $  16.49    $  14.57    $  12.51
                                                ----------       --------    --------    --------    --------    --------
Income from Investment Operations:
 Net investment income .....................          0.03           0.08        0.22        0.25        0.28        0.26
 Net realized and unrealized gain
  (loss) on investments ....................         (0.91)          0.50        0.56       (0.38)       3.43        2.34
                                                ----------       --------    --------    --------    --------    --------
 Total from Investment Operations ..........         (0.88)          0.58        0.78       (0.13)       3.71        2.60
                                                ----------       --------    --------    --------    --------    --------
Less Distributions:
 Dividends from net investment
  income ...................................            --          (0.13)      (0.22)      (0.21)      (0.30)      (0.29)
 Distributions from net realized gains               (0.47)            --       (0.62)      (1.33)      (1.49)      (0.25)
                                                ----------       --------    --------    --------    --------    --------
 Total Distributions .......................         (0.47)         (0.13)      (0.84)      (1.54)      (1.79)      (0.54)
                                                ----------       --------    --------    --------    --------    --------
Net asset value, end of period .............    $    13.86       $  15.21    $  14.76    $  14.82    $  16.49    $  14.57
                                                ==========       ========    ========    ========    ========    ========
Total Return (%) (a) .......................         (5.99) (b)      3.95        5.32       (1.08)      28.49       21.37
Ratios and Supplemental Data
Expenses to average daily net assets
 With expenses waived/recovered (%)                   2.10 (c)       2.08        2.02        2.04        2.07        2.13
 Without expenses
  waived/recovered (%) .....................          2.16 (c)         --          --          --          --          --
Net investment income (loss) to
 average daily net assets (%) ..............          0.47 (c)       0.55        1.44        1.51        1.87        2.05
Portfolio turnover rate (%) ................            43 (b)         58          46          66          75          75
Net assets, end of period ($ millions) .....            14             16          26          31          21           6

------------
 * Per share amounts have been calculated using the monthly average share method.
(+) For the period January 2, 1998 (commencement of Class B Shares) to
    October 31, 1998.
(a) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b) Not annualized.
(c) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                         Heritage Income-Growth Trust
                         Notes to Financial Statements
                                  (unaudited)
--------------------------------------------------------------------------------
Note 1: Significant Accounting Policies. Heritage Income-Growth Trust (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is long-term total return by seeking, with approximately equal emphasis, current income and capital appreciation. The Fund currently issues Class A, Class B and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class B Shares, are sold subject to a 5% maximum contingent deferred sales load (based on the lower of purchase price or redemption price), declining over a six-year period. Class C Shares are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemption made in less than one year of purchase. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded or the Nasdaq Stock Market. If no sale is reported, market value is based on the last bid and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believe would reflect fair market value. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

        Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions of net investment income are made quarterly. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses that are directly attributable to it, such as management fee, custodian fee, distribution fees, etc., while other expenses such as insurance expense, is allocated proportionately among the other Heritage mutual funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

        State Qualification Expenses: State qualification expenses are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        Options: When the Fund writes a covered call option, the Fund receives a premium on the sale of an option, but gives up the opportunity to profit from any increase in stock value above the exercise price of the option. If an option that the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option that the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. The amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a written option is the last offering price on the principal exchange on which such option is traded.

--------------------------------------------------------------------------------
                         Heritage Income-Growth Trust
                         Notes to Financial Statements
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------
        Capital Accounts: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        Other: For purposes of these financial statements, investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All original issue discounts are accreted for both tax and financial reporting purposes.

Note 2: Fund Shares. At March 31, 2001, there were an unlimited number of shares of beneficial interst of no par value authorized.

     Transactions in Class A, B and C Shares of the Fund during the six-month period ended March 31, 2001, were as follows:

                                             Class A Shares               Class B Shares              Class C Shares
                                      ============================= ========================== =============================
                                          Shares         Amount        Shares        Amount        Shares         Amount
                                      ============= =============== ============ ============= ============= ===============
    Shares sold .....................      99,040    $  1,480,898       85,731    $1,305,045        75,303    $  1,122,618
    Shares issued on reinvestment of
     distributions ..................      88,497       1,329,227        9,330       138,366        29,973         444,499
    Shares redeemed .................    (280,165)     (4,206,584)     (37,302)     (563,029)     (160,150)     (2,384,777)
                                         --------    ------------      -------    ----------      --------    ------------
    Net increase (decrease) .........     (92,628)   $ (1,396,459)      57,759    $  880,382       (54,874)   $   (817,660)
                                                     ============                 ==========                  ============
    Shares outstanding:
     Beginning of period ............   2,962,228                      274,094                   1,029,196
                                        ---------                      -------                   ---------
     End of period ..................   2,869,600                      331,853                     974,322
                                        =========                      =======                   =========

     Transactions in Class A, B and C Shares of the Fund during the year ended September 30, 2000, were as follows:

                                               Class A Shares
                                      ================================
                                           Shares          Amount
                                      =============== ================
     Shares sold ....................       134,584    $   2,041,577
     Shares issued on reinvestment of
      distributions .................        56,443          838,616
     Shares redeemed ................    (1,253,607)     (18,919,539)
                                         ----------    -------------
     Net decrease ...................    (1,062,580)   $ (16,039,346)
                                                       =============
     Shares outstanding:
      Beginning of year .............     4,024,808
                                         ----------
      End of year ...................     2,962,228
                                         ==========

                                             Class B Shares                 Class C Shares
                                      ============================= ==============================
                                          Shares         Amount         Shares         Amount
                                      ============= =============== ============= ================
     Shares sold ....................      26,885    $    404,338       144,620    $   2,159,489
     Shares issued on reinvestment of
      distributions .................       3,536          51,635        12,519          182,757
     Shares redeemed ................    (252,419)     (3,774,051)     (913,038)     (13,656,849)
                                         --------    ------------      --------    -------------
     Net decrease ...................    (221,998)   $ (3,318,078)     (755,899)   $ (11,314,603)
                                                     ============                  =============
     Shares outstanding:
      Beginning of year .............     496,092                     1,785,095
                                         --------                     ---------
      End of year ...................     274,094                     1,029,196
                                         ========                     =========

Note 3: Purchases and Sales of Securities. For the six-month period ended March 31, 2001, purchases and sales of investment securities (excluding repurchase agreements and short-tem obligations) aggregated $26,616,711 and $30,387,285, respectively.

     Transactions in covered call options written on equity securities were as follows:

                                                 Number of      Premiums
                                                 Contracts      Received
                                                ===========   =============
     Outstanding September 30, 2000 .........       4,000      $   47,338
      Written ...............................      83,900         303,669
      Closed ................................     (53,100)       (211,234)
      Exercised .............................      (2,300)        (27,219)
      Expired ...............................     (28,000)        (92,440)
                                                  -------      ----------
     Outstanding March 31, 2001 .............       4,500      $   20,114
                                                  =======      ==========

--------------------------------------------------------------------------------
                         Heritage Income-Growth Trust
                         Notes to Financial Statements
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------
Note 4: Management, Subadvisory, Distribution, Shareholder Servicing Agent, Fund Accounting and Trustees Fees. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets, and 0.60% of any excess over $100,000,000 of such net assets, computed daily and payable monthly. Pursuant to the current registration statement dated January 2, 2001, the Manager has agreed to waive its fees and, if necessary, reimburse the Fund to the extent that Class A annual operating expenses exceed 1.35% of the Class A Shares average daily net assets and to the extent that the Class B and Class C annual operating expenses each exceed 2.10% of that classes' average daily net assets for the fiscal year ended September 30, 2001. Under these agreements, management fees of $18,815 were waived for the six-month period ended March 31, 2001.

        The Manager has entered into an agreement with Eagle Asset Management, Inc. (the "Subadviser") for the Subadviser to provide to the Fund investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the Fund to the Manager without regard to any reduction due to the imposition of expense limitations. For the six-month period ended March 31, 2001 the Subadviser earned $118,198 for subadviser fees, which was paid by the Manager.

        Subject to shareholder approval, the Board has approved the appointment of Thornburg Investment Management, Inc. ("Thornburg") to serve as an additional subadviser to the Fund. If approved as a Subadviser by Fund shareholders, Thornburg will provide the same investment services currently provided to the Fund by Eagle Asset Management, Inc. ("Eagle") for the same fee currently paid to Eagle by the Manager.

        The Manager also is the Dividend Paying, Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $25,138 for Dividend Paying and Shareholder Servicing fees and $23,184 for Fund Accounting services for the six-month period ended March 31, 2001.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $20,896 in front-end sales charges for Class A Shares, $12,904 in contingent deferred sales charges for Class B Shares and $388 in contingent deferred sales charges for Class C Shares for the six-month period ended March 31, 2001. From these fees, the Distributor paid commissions to salespersons and incurred other distribution costs. Agency brokerage commissions for the same period aggregated $49,414 of which $3,820 was paid to the Distributor.

        Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee equal to .25% of the average daily net assets for Class A Shares. The Class B and Class C Share Distribution Plans provide for payments at an annual rate of up to 1.00% of average daily net assets for Class B and Class C Shares, respectively. Such fees are accrued daily and payable monthly. Class B Shares will convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Fund also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income Trust, and Heritage Series Trust, investment companies that are also advised by the Manager of the Trust (collectively called the "Heritage mutual funds"). Each Trustee of the Heritage mutual funds who is not an employee of the Manager or employee of an affiliate of the Manager received an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage mutual funds attended. Each portfolio in the Heritage mutual funds shares trustees' fees and expenses equally.

Note 5: Federal Income Taxes. For the year ended September 30, 2000, to reflect reclassifications arising from permanent book/tax differences primarily attributable to distributions from Real Estate Investment Trusts, the Fund charged undistributed net investment income $212,630, and credited accumulated net realized gain $212,630. The Fund utilized net tax basis capital loss carryforwards of $1,084,451 in the current year which was applied against realized net taxable gains.

Heritage Family of Funds(TM)
From Our Family to Yours: The Intelligent Creation of Wealth.

Heritage Stock Funds
Aggressive Growth
Capital Appreciation
Growth Equity
Income-Growth
International
Mid Cap
Small Cap
Technology
Value Equity

Heritage Bond Funds
High Yield
Intermediate Government

Heritage Money Market Funds
Money Market
Municipal Money Market

We are pleased that many of you are also investors in these funds. For more information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the prospectus carefully before you invest in any of the funds.

This report is for the information of shareholders of Heritage Income-Growth Trust. It may also be used as sales literature when preceded or accompanied by a prospectus.

(c) 2001 Heritage Asset Management, Inc.

5M 03/01      [LOGO] Printed on recycled paper.
AR5314-SIG

[LOGO]          Heritage Income-Growth Trust
Heritage        P.O. Box 33022
                St. Petersburg, FL 33733
--------------------------------------------------------------------------------
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